Annual Total Returns- Inverse SP 500 2x Strategy Fund (Class A and Class C) [BarChart] - Class A and Class C - Inverse SP 500 2x Strategy Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(20.61%)	(30.91%)	(46.23%)	(27.03%)	(10.85%)	(25.25%)	(33.06%)	3.66%	(42.24%)	(50.45%)